Putnam
Global Natural
Resources
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-29-00


[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal 2000. In the following report, the fund's manager discusses performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam Global Natural Resources Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 19, 2000


Report from the Fund Manager

Dolores Snyder Bamford

In the first half of fiscal 2000, Putnam Global Natural Resources Fund's performance weakened as a rally in basic materials industries came to an end. The six months ended February 29, 2000 also brought two interest-rate increases by the Federal Reserve Board, driving down prices of most natural resources stocks as investors anticipated the possibility of a slowing economy. At the same time, the period was dominated by "new economy" stocks, as investors continued to favor fast-growing sectors such as telecommunications, technology, and media.

Despite these challenges, your fund benefited from the strength of energy stocks, which represented more than half of the fund's net assets at the end of the period. Oil and natural gas companies in particular benefited as crude oil prices rose to their highest levels since the 1991 Gulf crisis. For many of the industries targeted by your fund, the semiannual period offered just the type of opportunities we seek -- many attractively valued stocks whose lower prices do not appear to reflect their actual worth.

Total return for 6 months ended 2/29/00

       Class A           Class B          Class C          Class M
     NAV     POP       NAV     CDSC     NAV     CDSC     NAV     POP
--------------------------------------------------------------------------
    -7.17%  -12.51%   -7.49%  -12.02%  -7.49%  -8.39%   -7.40%  -10.65%
--------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 5.


* RISING OIL PRICES BOOST ENERGY STOCKS

While steep increases in oil prices had U.S. consumers complaining at the gas pumps during the semiannual period, many energy stocks were reaping the rewards. Energy companies, such as the natural gas and oil exploration and production firms in your fund's portfolio, profited as investors returned to this sector in anticipation of higher corporate profits.



[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Oil integrated          27.5%

Oil services            15.9%

Gas pipelines           12.5%

Chemicals                9.8%

Oil exploration
and production           9.4%

Footnote reads:
*Based on net assets as of 2/29/00. Holdings will vary over time.


During the period, U.S. oil prices rose above $30 a barrel for the first time since the Gulf War 9 years ago. The higher prices are the result of a restricted supply, that began in April 1998, when OPEC began removing 4.3 million barrels a day from world markets. The restrictions were in response to an enormous glut of oil that had caused prices to fall as low as $10 a barrel.

"While soaring oil prices cut into many companies' profits . . . investors can capitalize on the higher prices. Experts say from a long-term perspective, energy is an excellent investment."

-- CNNfn.com, March 14, 2000


As the semiannual period came to a close, OPEC was expected to begin increasing production levels again, although we expect oil and natural gas companies to continue to benefit from generally higher prices for some time.

* FOCUS ON STOCK SELECTION IN BASIC MATERIALS

Stocks in the portfolio's basic materials sector, which includes industries such as paper, chemicals, and metals, came under increased pressure during the period. These sectors tend to be more vulnerable to interest-rate increases as well as the anticipation of future moves by the Fed. With the possibility of more rate increases in the second half of fiscal 2000, we remain cautious about basic materials and are focusing on stocks we believe offer growth potential despite the challenging environment. Examples in the portfolio include Alcoa, Inc., Dow Chemical Co., and Avery Dennison Corp.

Alcoa, the world's leading producer of aluminum, experienced a price collapse during the Asian and Russian crises of 1997/98. Last year, however, the company recovered dramatically and became the best-performing stock in the Dow Jones Industrial Average for the 1999 calendar year. Along with a number of other companies in the basic materials sector, Alcoa recently announced mergers that could boost its earnings potential. Fund holding Dow Chemical has also taken advantage of acquisition opportunities, notably its merger with chemicals and plastics giant Union Carbide, which should be completed later this year. Dow is also keeping pace with advances in technology and plans to spend $100 million this year on its Web site and other e-commerce initiatives.


"Although Dolores Snyder Bamford replaced Jeanne Mockard as portfolio manager in February 1999, it's business as usual . . . Bamford follows the same conservative approach as her predecessor, who ran the fund for five years and produced a stellar record."

-- Ticker Magazine, March 3, 2000


While chemical stocks were weak during the period, worldwide demand for chemicals was on the rise at the close of the period. This should benefit a number of fund holdings, such as Avery Dennison, which performed better than most other chemical stocks during the period. The company, which specializes in adhesives, plans to continue its growth by expanding geographically, making acquisitions, and developing new products to capitalize on e-commerce and Internet usage. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* FUND SEEKS COMPANIES THAT EMBRACE NEW ECONOMY

Throughout the period, the types of stocks in which your fund invests have been in a tug-of-war with new economy stocks -- those of technology, telecommunications, and Internet companies. In addition to targeting companies committed to improving profits through internal change, we also seek companies that are embracing the new economy and the sweeping changes brought on by technology and the Internet.

We believe companies that take a revolutionary approach to their businesses offer strong long-term growth potential. One example is fund holding Enron Corp., one of the largest gas and electricity companies in the world. The company's Web site, EnronOnline, allows companies to trade a range of energy products with Enron over the Internet. In addition, Enron is developing a 20,000-mile, high-capacity fiber-optic network that will be used for telecommunications -- another revolutionary move that should enhance the company's potential earnings growth.

* EMPHASIS ON ENERGY AND STOCK SELECTION GOING FORWARD

Looking ahead to the second half of fiscal 2000, we are optimistic about the energy sector and expect strong performance from oil and gas stocks as the supply/demand equation remains favorable. In other industries, such as basic materials, we will focus on individual stock selection, seeking companies with innovative strategies and strong profit-improvement programs. With more interest-rate increases likely in the next six months, we will keep a cautious eye on those stocks we believe to be most vulnerable to investor fears of a slowing economy. As always, we will seek buying opportunities in stocks we believe offer compelling prices and we will keep the portfolio well diversified across a range of natural resources industries.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Exxon Mobil Corp.
Oil integrated

Enron Corp.
Gas pipelines

Williams Cos., Inc.
Gas pipelines

BP Amoco Plc. ADR
(United Kingdom)
Oil integrated

Royal Dutch Petroleum Co.
Plc. ADR (Netherlands)
Oil integrated

Total S.A. ADR (France)
Oil integrated

Schlumberger Ltd.
Oil services

Chevron, Inc.
Oil integrated

Minnesota Mining &
Manufacturing Co.
Chemicals

Global Marine, Inc.
Oil services

Footnote reads:
These holdings represent 36.7% of the fund's net assets as of 2/29/00. Portfolio holdings will vary over time.


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/29/00, there is no guarantee the fund will continue to hold these securities in the future. Funds investing in a single sector may be subject to more volatility than funds investing in a diverse group of sectors. International investing involves certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Global Natural Resources Fund is designed for investors seeking capital appreciation primarily through stocks of companies in the energy and natural resources industries.




TOTAL RETURN FOR PERIODS ENDED 2/29/00

                     Class A           Class B            Class C           Class M
(inception dates)   (7/24/80)          (2/1/94)          (7/26/99)          (7/3/95)
                  NAV       POP      NAV     CDSC      NAV      CDSC      NAV      POP
------------------------------------------------------------------------------------------
6 months         -7.17%   -12.51%   -7.49%  -12.02%   -7.49%   -8.39%    -7.40%  -10.65%
------------------------------------------------------------------------------------------
1 year           22.43     15.42    21.51    16.51    21.60    20.60     21.78    17.50
------------------------------------------------------------------------------------------
5 years          66.56     56.98    60.60    58.60    60.52    60.52     62.38    56.74
Annual average   10.74      9.44     9.94     9.66     9.93     9.93     10.18     9.40
------------------------------------------------------------------------------------------
10 years        112.32    100.16    96.78    96.78    97.14    97.14    101.66    94.63
Annual average    7.82      7.19     7.00     7.00     7.02     7.02      7.27     6.89
------------------------------------------------------------------------------------------
Annual average
(life of fund)    6.65      6.33     5.75     5.75     5.85     5.85      6.01     5.82
------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/29/00

                         S&P 500            Lipper Natural
                          Index            Resources Average
-----------------------------------------------------------------------
6 months                   4.11%               -5.22%
-----------------------------------------------------------------------
1 year                    11.73                36.50
-----------------------------------------------------------------------
5 years                  206.93                49.96
Annual average            25.13                 7.75
-----------------------------------------------------------------------
10 years                 425.39                93.97
Annual average            18.04                 6.29
-----------------------------------------------------------------------
Annual average
(life of fund)            16.96                10.40
-----------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 2/29/00

                           Class A       Class B     Class C      Class M
------------------------------------------------------------------------------
Distributions (number)        1             1           1            1
------------------------------------------------------------------------------
Income                     $0.190        $0.053      $0.176       $0.084
------------------------------------------------------------------------------
Capital gains
 Long-term                  0.108         0.108       0.108        0.108
------------------------------------------------------------------------------
 Short-term                 0.205         0.205       0.205        0.205
------------------------------------------------------------------------------
 Total                     $0.503        $0.366      $0.489       $0.397
------------------------------------------------------------------------------
Share value:            NAV      POP       NAV         NAV     NAV      POP
------------------------------------------------------------------------------
8/31/99                $19.98   $21.20   $19.61      $19.98   $19.82   $20.54
------------------------------------------------------------------------------
2/29/00                 18.05    19.15    17.78       18.00    17.96    18.61
------------------------------------------------------------------------------




TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                       Class A            Class B           Class C          Class M
(inception dates)     (7/24/80)          (2/1/94)          (7/26/99)         (7/3/95)
                    NAV       POP      NAV     CDSC      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------------------
6 months            7.96%     1.76%    7.57%   2.57%     7.57%   6.57%     7.67%    3.88%
------------------------------------------------------------------------------------------
1 year             23.45     16.37    22.54   17.54     22.58   21.58     22.76    18.47
------------------------------------------------------------------------------------------
5 years            80.16     69.76    73.45   71.45     73.54   73.54     75.49    69.30
Annual average     12.49     11.17    11.64   11.38     11.66   11.66     11.90    11.10
------------------------------------------------------------------------------------------
10 years          136.53    122.89   119.09  119.09    119.43  119.43    124.53   116.68
Annual average      8.99      8.35     8.16    8.16      8.18    8.18      8.42     8.04
------------------------------------------------------------------------------------------
Annual average
(life of fund)      7.27      6.95     6.36    6.36      6.47    6.47      6.63     6.44
------------------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Lipper Natural Resources Average* is composed of funds that invest more than 65% of their equity holdings in the natural resources industries.

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
February 29, 2000 (Unaudited)

COMMON STOCKS (99.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aluminum (2.3%)
--------------------------------------------------------------------------------------------------------------------------
             42,400  Alcan Aluminum Ltd. (Canada)                                                           $    1,399,200
             80,800  Alcoa, Inc.                                                                                 5,534,800
                                                                                                            --------------
                                                                                                                 6,934,000

Chemicals (9.8%)
--------------------------------------------------------------------------------------------------------------------------
             36,700  Avery Dennison Corp.                                                                        2,227,231
             56,500  BOC Group PLC                                                                               1,141,330
             38,200  Dow Chemical Co.                                                                            4,144,700
             79,875  du Pont (E.I.) de Nemours & Co., Ltd.                                                       4,033,688
             23,300  Eastman Chemical Co.                                                                          837,344
             75,800  Engelhard Corp.                                                                             1,032,775
             76,300  Minnesota Mining & Manufacturing Co.                                                        6,723,938
             92,300  Monsanto Co.                                                                                3,582,394
             45,100  PPG Industries, Inc.                                                                        2,226,813
             72,700  Rohm & Haas Co.                                                                             2,935,263
                                                                                                            --------------
                                                                                                                28,885,476

Computers (2.2%)
--------------------------------------------------------------------------------------------------------------------------
             31,600  Gateway, Inc. (NON)                                                                         2,172,500
             18,100  Hewlett-Packard Co.                                                                         2,434,450
             19,200  IBM Corp.                                                                                   1,958,400
                                                                                                            --------------
                                                                                                                 6,565,350

Consumer Goods (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             31,200  Kimberly-Clark Corp.                                                                        1,612,650

Electric Utilities (2.4%)
--------------------------------------------------------------------------------------------------------------------------
             81,700  Carolina Power & Light Co.                                                                  2,430,575
            104,700  Entergy Corp.                                                                               2,120,175
            103,200  SCANA Corp.                                                                                 2,457,450
                                                                                                            --------------
                                                                                                                 7,008,200

Gas Pipelines (12.5%)
--------------------------------------------------------------------------------------------------------------------------
             43,100  Coastal Corp.                                                                               1,812,894
             55,800  Dynegy, Inc.                                                                                2,615,625
             81,800  El Paso Energy Corp.                                                                        3,031,713
            212,100  Enron Corp.                                                                                14,634,900
             45,100  Equitable Resources, Inc.                                                                   1,702,525
            315,700  Williams Cos., Inc.                                                                        13,200,206
                                                                                                            --------------
                                                                                                                36,997,863

Gas Utilities (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             91,000  Kinder Morgan, Inc.                                                                         2,536,625

Metals (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            101,400  Broken Hill Proprietary Co., Ltd. (Australia)                                               2,028,000
             33,000  Pohang Iron & Steel Co., Ltd. ADR (South Korea)                                               829,125
                                                                                                            --------------
                                                                                                                 2,857,125

Metals and Mining (5.7%)
--------------------------------------------------------------------------------------------------------------------------
            341,100  Barrick Gold Corp.                                                                          5,564,194
            177,874  Freeport-McMoRan Copper & Gold Co., Inc. Class A                                            2,279,011
            111,900  Inco Ltd. (Canada) (NON)                                                                    1,958,250
            171,925  Newmont Mining Corp.                                                                        3,803,841
             42,460  Phelps Dodge Corp.                                                                          2,000,928
             92,700  Rio Tinto Plc (United Kingdom) (NON)                                                        1,373,329
                                                                                                            --------------
                                                                                                                16,979,553

Oil Exploration and Production (9.4%)
--------------------------------------------------------------------------------------------------------------------------
             76,300  Alberta Energy Company Ltd.                                                                 2,098,250
            140,600  Apache Corp.                                                                                5,131,900
            101,000  Burlington Resources, Inc.                                                                  2,790,125
            119,800  Devon Energy Corp.                                                                          4,462,550
            116,300  Newfield Exploration Co. (NON)                                                              3,605,300
            164,800  Talisman Energy, Inc. (Canada)                                                              4,284,800
            194,500  Union Pacific Resources Group, Inc.                                                         1,738,344
             67,900  Vastar Resources, Inc.                                                                      3,602,944
                                                                                                            --------------
                                                                                                                27,714,213

Oil Integrated (27.5%)
--------------------------------------------------------------------------------------------------------------------------
            239,752  BP Amoco PLC ADR (United Kingdom)                                                          11,268,344
             99,500  Chevron, Inc.                                                                               7,431,406
            137,000  Conoco, Inc.                                                                                2,628,688
            149,853  Conoco, Inc. Class B                                                                        2,950,231
            297,360  Exxon Mobil Corp.                                                                          22,394,925
            120,200  Occidental Petroleum Corp.                                                                  1,930,713
            207,900  Royal Dutch Petroleum Co. PLC ADR (Netherlands)                                            10,914,750
             66,200  Sunoco, Inc.                                                                                1,634,313
            119,500  Texaco, Inc.                                                                                5,668,781
             87,300  Tosco Corp.                                                                                 2,335,275
            129,144  Total S.A. ADR (France)                                                                     8,668,791
             88,800  USX-Marathon Group, Inc.                                                                    1,920,300
             64,100  Valero Energy Corp.                                                                         1,634,550
                                                                                                            --------------
                                                                                                                81,381,067

Oil Services (15.9%)
--------------------------------------------------------------------------------------------------------------------------
            185,000  Baker Hughes, Inc.                                                                          4,786,875
             96,900  BJ Services Co. (NON)                                                                       5,529,356
            125,900  ENSCO International, Inc.                                                                   3,808,475
            261,200  Global Marine, Inc. (NON)                                                                   5,860,675
             57,500  Halliburton Co.                                                                             2,195,781
             81,400  Nabors Industries, Inc. (NON)                                                               2,920,225
             92,200  Rowan Companies, Inc. (NON)                                                                 2,316,525
            104,000  Schlumberger Ltd.                                                                           7,683,000
             53,500  Smith International, Inc. (NON)                                                             3,353,781
            127,719  Transocean Sedco Forex, Inc.                                                                5,036,918
             81,000  Weatherford International, Inc.                                                             3,645,000
                                                                                                            --------------
                                                                                                                47,136,611

Paper & Forest Products (5.9%)
--------------------------------------------------------------------------------------------------------------------------
             63,900  Boise Cascade Corp.                                                                         1,905,018
             16,200  Champion International Corp.                                                                  838,350
            626,000  Jefferson Smurfit Group PLC (Ireland)                                                       1,433,620
             86,400  Mead Corp.                                                                                  2,586,600
            126,900  Smurfit-Stone Container Corp. (NON)                                                         1,729,013
             73,600  Temple Inland, Inc.                                                                         3,762,800
             63,500  Weyerhaeuser Co.                                                                            3,258,343
             55,100  Willamette Industries, Inc.                                                                 1,869,955
                                                                                                            --------------
                                                                                                                17,383,699

Railroads (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             29,000  Kansas City Southern Industries, Inc.                                                       2,283,750

Regional Bells (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             42,900  Bell Atlantic Corp.                                                                         2,099,418

Steel (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             26,300  USX-U.S. Steel Group                                                                          575,313

Telecommunications (1.5%)
--------------------------------------------------------------------------------------------------------------------------
             24,700  ALLTEL Corp.                                                                                1,432,600
             60,300  AT&T Co.                                                                                    2,981,080
                                                                                                            --------------
                                                                                                                 4,413,680
                                                                                                            --------------
                     Total Common Stocks (cost $256,237,315)                                                $  293,364,593

SHORT-TERM INVESTMENTS (--%) (a) (cost $77,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
            $77,000  Interest in $702,686,000 joint repurchase agreement dated February 29, 2000 with Morgan (J.P) & Co., Inc.
                       due March 1, 2000 with respect to various U.S. Treasury
                       obligations -- maturity value of $77,012 for an effective
                       yield of 5.76%                                                                       $       77,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $256,314,315) (b)                                              $  293,441,593
--------------------------------------------------------------------------------------------------------------------------

      Percentages indicated are based on net assets of $296,079,808.

  (b) The aggregate identified cost on a tax basis is $262,552,531, resulting in gross unrealized appreciation and depreciation of $47,596,545 and $16,707,483, respectively, or net unrealized appreciation of $30,889,062.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at February 29, 2000: (as percentage of Market Value)

          Canada            2.6%
          France            3.0
          Netherlands       3.7
          United Kingdom    4.3
          United States    85.0
          Other             1.4
                          -----
          Total           100.0%

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 29, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $256,314,315) (Note 1)                                            $293,441,593
-----------------------------------------------------------------------------------------------
Cash                                                                                        682
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                       812,632
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  766,360
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        6,453,247
-----------------------------------------------------------------------------------------------
Total assets                                                                        301,474,514

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      3,682,018
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              872,120
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            551,244
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               53,153
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            18,320
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,097
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  180,182
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   36,572
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     5,394,706
-----------------------------------------------------------------------------------------------
Net assets                                                                         $296,079,808

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $266,580,479
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (158,950)
-----------------------------------------------------------------------------------------------
Distributions in excess of net realized gain on investments (Note 1)                 (7,481,401)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                         37,139,680
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $296,079,808

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($166,852,086 divided by 9,242,540 shares)                                               $18.05
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $18.05)*                                  $19.15
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($122,746,303 divided by 6,905,065 shares)**                                             $17.78
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($1,269,437 divided by 70,539 shares)**                                                  $18.00
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($5,211,982 divided by 290,155 shares)                                                   $17.96
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $17.96)*                                  $18.61
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




Statement of operations
Six months ended February 29, 2000 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $9,224)                                           $  2,863,262
-----------------------------------------------------------------------------------------------
Interest                                                                                 22,780
-----------------------------------------------------------------------------------------------
Total investment income                                                               2,886,042

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      1,138,625
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          239,669
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         8,704
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,375
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   229,586
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   672,445
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                     3,539
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    26,273
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  17,002
-----------------------------------------------------------------------------------------------
Auditing                                                                                 17,146
-----------------------------------------------------------------------------------------------
Legal                                                                                     3,264
-----------------------------------------------------------------------------------------------
Postage                                                                                   9,891
-----------------------------------------------------------------------------------------------
Other                                                                                    31,272
-----------------------------------------------------------------------------------------------
Total expenses                                                                        2,400,791
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (30,913)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          2,369,878
-----------------------------------------------------------------------------------------------
Net investment income                                                                   516,164
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      1,274,528
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the period                                                  12,570
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                        (26,810,928)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (25,523,830)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $(25,007,666)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    February 29       August 31
                                                                                          2000*            1999
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $    516,164    $  2,510,717
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                         1,274,528      (1,369,261)
---------------------------------------------------------------------------------------------------------------
Net unrealized  appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                    (26,798,358)    106,473,706
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                           (25,007,666)    107,615,162
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (1,797,242)     (2,162,804)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (376,428)       (565,276)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                              (6,874)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (30,294)        (41,873)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                          (2,960,719)    (10,182,664)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (2,223,058)     (7,302,527)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                             (12,226)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (112,880)       (375,903)
---------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
    Class A                                                                                  --      (1,150,430)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --        (825,034)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (42,469)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                        (29,191,905)      2,065,937
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             (61,719,292)     87,032,119

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 357,799,100     270,766,981
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment and undistributed net investment
income of $158,950 and $1,535,724, respectively)                                   $296,079,808    $357,799,100
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       February 29
operating performance           (Unaudited)                                   Year ended August 31
----------------------------------------------------------------------------------------------------------------------------------
                                    2000           1999             1998             1997             1996             1995
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $19.98         $15.28           $22.13           $18.03           $16.09           $14.73
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                .06(c)         .20(c)           .20(c)           .25(c)           .28(c)           .29
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments         (1.49)          5.91            (5.47)            5.18             2.09             1.31
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              (1.43)          6.11            (5.27)            5.43             2.37             1.60
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.19)          (.23)            (.21)            (.16)            (.34)            (.24)
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.31)         (1.06)           (1.37)           (1.17)            (.09)              --
----------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments          --           (.12)              --               --               --               --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.50)         (1.41)           (1.58)           (1.33)            (.43)            (.24)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $18.05         $19.98           $15.28           $22.13           $18.03           $16.09
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             (7.17)*        42.50           (25.34)           31.39            14.95            11.10
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   166,852        200,824         $157,589         $239,539         $170,678         $135,330
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .57*          1.16             1.20             1.23             1.27             1.13
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .32*          1.09              .95             1.26             1.62             1.89
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)            138.56*        118.37            28.63            39.25            47.71            42.75
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements.  Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Per share net investment income amounted to less than $0.01 per share.

(e) Ratio of net investment income to average net assets is less than 0.01%.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
----------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       February 29
operating performance           (Unaudited)                                  Year ended August 31
----------------------------------------------------------------------------------------------------------------------------------
                                    2000           1999             1998             1997             1996             1995
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $19.61         $15.00           $21.77           $17.81           $15.94           $14.65
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income               (.01)(c)        .06(c)           .04(c)           .10(c)           .15(c)           .16
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments         (1.46)          5.81            (5.37)            5.11             2.07             1.33
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              (1.47)          5.87            (5.33)            5.21             2.22             1.49
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.05)          (.08)            (.07)            (.08)            (.26)            (.20)
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.31)         (1.18)           (1.37)           (1.17)            (.09)              --
----------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments          --             --               --               --               --               --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.36)         (1.26)           (1.44)           (1.25)            (.35)            (.20)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $17.78         $19.61           $15.00           $21.77           $17.81           $15.94
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             (7.49)*        41.42           (25.91)           30.40            14.14            10.38
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $122,746       $146,228         $107,252         $142,442          $66,375          $29,916
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .95*          1.91             1.95             1.98             2.04             1.87
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           (.06)*          .35              .21              .52              .85             1.20
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)            138.56*        118.37            28.63            39.25            47.71            42.75
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements.  Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Per share net investment income amounted to less than $0.01 per share.

(e) Ratio of net investment income to average net assets is less than 0.01%.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------
                                                                                                Six months
                                                                                                   ended     For the period
Per-share                                                                                       February 29   July 26, 1999
operating performance                                                                           (Unaudited)   to August 31
---------------------------------------------------------------------------------------------------------------------------
                                                                                                    2000           1999
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                               $19.98         $19.78
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                 --(c)(d)      .02
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                         (1.49)           .18
---------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                              (1.49)           .20
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                   (.18)            --
---------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                      (.31)            --
---------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                                                                          --             --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                 (.49)            --
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                     $18.00         $19.98
---------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                             (7.49)*         1.01
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                    $1,269           $209
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                            .95*           .19
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                             --*(e)        .13
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                            138.56*        118.37
---------------------------------------------------------------------------------------------------------------------------


  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements.  Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Per share net investment income amounted to less than $0.01 per share.

(e) Ratio of net investment income to average net assets is less than 0.01%.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
----------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                         For the period
Per-share                       February 29                                                                       July 3, 1995+
operating performance           (Unaudited)                          Year ended August 31                         to August 31
----------------------------------------------------------------------------------------------------------------------------------
                                    2000           1999             1998             1997             1996             1995
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $19.82         $15.15           $21.99           $17.97           $16.07           $15.59
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                .01(c)         .11(c)           .09(c)           .15(c)           .19(c)           .03
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments         (1.48)          5.86            (5.42)            5.16             2.09              .45
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              (1.47)          5.97            (5.33)            5.31             2.28              .48
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.08)          (.12)            (.14)            (.12)            (.29)              --
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.31)         (1.06)           (1.37)           (1.17)            (.09)              --
----------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments          --           (.12)              --               --               --               --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.39)         (1.30)           (1.51)           (1.29)            (.38)              --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $17.96         $19.82           $15.15           $21.99           $17.97           $16.07
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             (7.40)*        41.72           (25.73)           30.79            14.39             3.08*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $5,212        $10,537           $5,926           $7,853           $2,641              $46
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .82*          1.66             1.70             1.73             1.85              .28*
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .04*           .62              .45              .77             1.07              .44*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)            138.56*        118.37            28.63            39.25            47.71            42.75
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements.  Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Per share net investment income amounted to less than $0.01 per share.

(e) Ratio of net investment income to average net assets is less than 0.01%.



Notes to financial statements
February 29, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Global Natural Resources Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The fund continues to seek capital appreciation by investing primarily in the common stocks of companies in the energy and natural resource industries.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 29, 2000, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 29, 2000, fund expenses were reduced by $30,913 under expense offset arrangements with PFTC and brokerage service arrangements (only if applicable to your fund). Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $729 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended February 29, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $20,475 and $1,037 from the sale of class A and class M shares, respectively, and received $176,388 and $362 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 29, 2000, Putnam Mutual Funds Corp., acting as underwriter received $275 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended February 29, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $444,291,740 and $481,681,325, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At February 29, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,337,638       $ 25,841,858
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      234,587          4,276,509
-----------------------------------------------------------------------------
                                                 1,572,225         30,118,367

Shares
repurchased                                     (2,380,189)       (45,639,908)
-----------------------------------------------------------------------------
Net decrease                                      (807,964)      $(15,521,541)
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,489,587       $170,456,258
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      775,875         12,134,731
-----------------------------------------------------------------------------
                                                10,265,462        182,590,989

Shares
repurchased                                    (10,527,918)      (188,703,653)
-----------------------------------------------------------------------------
Net decrease                                      (262,456)      $ (6,112,664)
-----------------------------------------------------------------------------

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,173,293       $ 22,238,067
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      125,021          2,246,622
-----------------------------------------------------------------------------
                                                 1,298,314         24,484,689

Shares
repurchased                                     (1,850,970)       (34,780,114)
-----------------------------------------------------------------------------
Net decrease                                      (552,656)      $(10,295,425)
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,974,343       $ 89,304,868
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      476,918          7,358,783
-----------------------------------------------------------------------------
                                                 5,451,261         96,663,651

Shares
repurchased                                     (5,142,465)       (91,552,333)
-----------------------------------------------------------------------------
Net increase                                       308,796       $  5,111,318
-----------------------------------------------------------------------------

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         78,160        $ 1,489,786
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                          870             15,832
-----------------------------------------------------------------------------
                                                    79,030          1,505,618

Shares
repurchased                                        (18,976)         (355,476)
-----------------------------------------------------------------------------
Net increase                                        60,054        $1,150,142
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                           to August 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         10,485          $ 216,902
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    10,485            216,902

Shares
repurchased                                             --                 --
-----------------------------------------------------------------------------
Net increase                                        10,485          $ 216,902
-----------------------------------------------------------------------------

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        182,016        $ 3,493,006
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        7,420            134,665
-----------------------------------------------------------------------------
                                                   189,436          3,627,671

Shares
repurchased                                       (431,040)        (8,152,752)
-----------------------------------------------------------------------------
Net decrease                                      (241,604)       $(4,525,081)
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        866,310       $ 16,408,162
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       27,372            426,192
-----------------------------------------------------------------------------
                                                   893,682         16,834,354

Shares
repurchased                                       (753,129)       (13,983,973)
-----------------------------------------------------------------------------
Net increase                                       140,553       $  2,850,381
-----------------------------------------------------------------------------


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Deborah Kuenstner
Vice President

Dolores Snyder Bamford
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Global Natural Resources Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
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U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminv.com


SA007 59734 018/501/2AD 4/00